Property and Equipment	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
Property and Equipment
NOTE 5. PROPERTY AND EQUIPMENT
Property and equipment consist of the following as of December 31:

($ in thousands)	2021	2020
Rooftop solar panel systems	$5,075	$5,094
Leasehold improvements	797	749
Software systems	318	318
Computers and equipment	265	265
Office equipment and furniture	160	70
Properties held for use	—	2,790

Property and equipment, gross	6,615	9,286
Less: accumulated depreciation	(1,469)	(1,055)

Property and equipment, net	$5,146	$8,231

Depreciation expense totaled $0.5 million, $0.4 million and $0.4 million during the years ended December 31, 2021, 2020 and 2019, respectively.